Cover	Aug. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Entity File Number	001-41486
Entity Registrant Name	Xperi Inc.
Entity Central Index Key	0001788999
Entity Tax Identification Number	84-4470363
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2190 Gold Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	408
Local Phone Number	519-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPER
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false